Warrants - Schedule of Warrant Issuance Date (Details) - $ / shares	Sep. 30, 2024	Sep. 10, 2024	Aug. 06, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 11, 2022	Jun. 30, 2020
Warrants
Exercise price of warrants (in dollars per share)			$ 1.00			$ 132.75
Number of warrants exercised for issuance of shares (in shares)	1,419,430			429,749	97,675		428
November 9, 2016
Warrants
Exercise price of warrants (in dollars per share)	$ 46.80			$ 46.80
Number of warrants exercised for issuance of shares (in shares)	5,342			5,342	5,342
January 23, 2020
Warrants
Exercise price of warrants (in dollars per share)	$ 120.00			$ 120.00
Number of warrants exercised for issuance of shares (in shares)	12,430			12,430	12,430
January 23, 2020
Warrants
Exercise price of warrants (in dollars per share)	$ 120.00			$ 120.00
Number of warrants exercised for issuance of shares (in shares)	34,974			34,974	54,974
August - December 2021
Warrants
Exercise price of warrants (in dollars per share)				$ 300.00
Number of warrants exercised for issuance of shares (in shares)				0	17,917
January - February 2022
Warrants
Exercise price of warrants (in dollars per share)				$ 300.00
Number of warrants exercised for issuance of shares (in shares)				0	1,012
September 14, 2022
Warrants
Exercise price of warrants (in dollars per share)				$ 20.10
Number of warrants exercised for issuance of shares (in shares)				0	26,000
April 18, 2023
Warrants
Exercise price of warrants (in dollars per share)	$ 20.10			$ 20.10
Number of warrants exercised for issuance of shares (in shares)	0			51,689	0
Warrants, held in abeyance (in shares)				51,689
June 5, 2023
Warrants
Exercise price of warrants (in dollars per share)	$ 4.80			$ 20.10
Number of warrants exercised for issuance of shares (in shares)	0			85,314	0
Warrants, held in abeyance (in shares)				7,112
December 21, 2023
Warrants
Exercise price of warrants (in dollars per share)	$ 4.80			$ 20.10
Number of warrants exercised for issuance of shares (in shares)	192,869			240,000	0
April 3, 2024
Warrants
Exercise price of warrants (in dollars per share)	$ 14.55
Number of warrants exercised for issuance of shares (in shares)	0			0
April 3, 2024
Warrants
Exercise price of warrants (in dollars per share)	$ 15.90
Number of warrants exercised for issuance of shares (in shares)	0			0
September 3, 2024
Warrants
Exercise price of warrants (in dollars per share)	$ 4.80
Number of warrants exercised for issuance of shares (in shares)	95,494			0
September 3, 2024
Warrants
Exercise price of warrants (in dollars per share)	$ 4.80
Number of warrants exercised for issuance of shares (in shares)	190,987			0
September 3, 2024
Warrants
Exercise price of warrants (in dollars per share)	$ 4.80
Number of warrants exercised for issuance of shares (in shares)	636,404			0
September 10, 2024
Warrants
Exercise price of warrants (in dollars per share)	$ 3.45	$ 3.41
Number of warrants exercised for issuance of shares (in shares)	250,930			0